USDC (Tables)	12 Months Ended
Dec. 31, 2023
USDC [Abstract]
Schedule of USDC
	December 31, 2023	December 31, 2022
USDC	$405,596	$626,441

Schedule of additional information about USDC	The following table presents additional information about USDC for the years ended December 31, 2023, 2022, and 2021, respectively:
	For the Years Ended December 31,
	2023	2022	2021

Opening balance	$626,441	$15,829,464	$56,005
Collection of USDC from exchange of cash and other digital assets	13,536,991	1,998,002	18,201,257
Collection of USDC from private placement	-	-	1,179,368
Receipt of USDC from sales of property and equipment	-	712,800	-
Receipt of USDC from customer deposits and other fees	10,000	230,000	-
Receipt of USDC from sales of Antminer coupon	699,425	-	-
Refund of deposit on property and equipment	-	-	234,371
Sales of USDC in exchange of cash	-	(13,450,000)	-
Payment of USDC for transportation expenses	(6,158)	(2,426,065)	-
Payment of USDC for other expenses	(2,279,448)	(2,267,760)	(1,615,922)
Investment in an investment security	-	-	(1,000,000)
Payment of USDC for purchase of property and equipment	(12,181,655)	-	(895,893)
Repayment of borrowings from a related party (Note 15)	-	-	(329,722)
Ending balance	$405,596	$626,441	$15,829,464